Schedule of Investments
December 31, 2022 (Unaudited)
Intrepid Small Cap Fund

	Shares	Value
COMMON STOCKS - 83.16%
Banks - 1.20%
Hilltop Holdings, Inc.	21,633	$649,206
Capital Goods - 7.88%
Acuity Brands, Inc.	9,677	1,602,608
Helios Technologies, Inc.	10,230	556,921
Park Aerospace Corp.	157,694	2,114,677
		4,274,206
Commercial & Professional Services - 5.10%
Franklin Covey Co. (a)	59,102	2,764,200
Consumer Durables & Apparel - 11.89%
Carter's, Inc.	23,820	1,777,210
LGI Homes, Inc. (a)	21,655	2,005,253
Skechers U.S.A., Inc. - Class A (a)	63,545	2,665,713
		6,448,176
Diversified Financials - 7.12%
Cboe Global Markets, Inc.	11,649	1,461,600
Jefferies Financial Group, Inc.	69,923	2,396,961
		3,858,561
Energy - 6.61%
Civitas Resources, Inc.	61,862	3,583,666
Food, Beverage & Tobacco - 5.74%
Becle SAB de CV (b)	1,426,249	3,114,305
Materials - 3.93%
Valvoline, Inc.	65,179	2,128,094
Media & Entertainment - 2.19%
IAC, Inc. (a)	26,681	1,184,636
Real Estate - 4.32%
FRP Holdings, Inc. (a)	43,516	2,343,772
Software & Services - 15.71%
Conduent, Inc. (a)	391,528	1,585,688
Dropbox, Inc. - Class A (a)	125,109	2,799,940
Pagseguro Digital Ltd. - Class A (a)(b)	123,482	1,079,233
WNS Holdings Ltd. - ADR (a)(b)	38,172	3,053,378
		8,518,239
Technology Hardware & Equipment - 11.47%
Fabrinet (a)(b)	23,170	2,970,857
Silicom Ltd. (a)(b)	77,127	3,250,903
		6,221,760
TOTAL COMMON STOCKS (Cost $37,283,385)		45,088,821

EXCHANGE-TRADED FUND - 3.52%
Diversified Financials - 3.52%
IShares Gold Trust (a)	55,158	1,907,915
TOTAL EXCHANGE-TRADED FUND (Cost $1,411,681)		1,907,915

Total Investments (Cost $38,695,066) - 86.68%		46,996,736
Other Assets in Excess of Liabilities - 13.32%		7,224,479
TOTAL NET ASSETS - 100.00%		54,221,215

ADR - American Depositary Receipt
Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Foreign Issued Security.